GOODWILL AND INTANGIBLE ASSETS, NET - Definite life intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 91,107	$ 91,107
Accumulated Amortization	(39,427)	(31,545)
Net Carrying Amount	$ 51,680	$ 59,562
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted- average Remaining Useful Life (in years)	5 years 6 months 25 days	6 years 6 months 25 days
Gross Carrying Amount	$ 60,778	$ 60,778
Accumulated Amortization	(24,613)	(18,953)
Net Carrying Amount	$ 36,165	$ 41,825
Trade name
Finite-Lived Intangible Assets [Line Items]
Weighted- average Remaining Useful Life (in years)	9 years 11 months 12 days	10 years 11 months 12 days
Gross Carrying Amount	$ 9,580	$ 9,580
Accumulated Amortization	(4,816)	(4,337)
Net Carrying Amount	$ 4,764	$ 5,243
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Weighted- average Remaining Useful Life (in years)	0 years	9 months
Gross Carrying Amount	$ 7,430	$ 7,430
Accumulated Amortization	(7,430)	(6,873)
Net Carrying Amount		$ 557
Supplier relationships
Finite-Lived Intangible Assets [Line Items]
Weighted- average Remaining Useful Life (in years)		14 years 7 days
Gross Carrying Amount	5,767	$ 5,767
Accumulated Amortization	(769)	(376)
Net Carrying Amount	$ 4,998	$ 5,391
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted- average Remaining Useful Life (in years)	8 years 2 months 26 days	9 years 2 months 26 days
Gross Carrying Amount	$ 7,220	$ 7,220
Accumulated Amortization	(1,467)	(674)
Net Carrying Amount	$ 5,753	$ 6,546
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Weighted- average Remaining Useful Life (in years)	0 years	0 years
Gross Carrying Amount	$ 332	$ 332
Accumulated Amortization	$ (332)	$ (332)